Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
May 31, 2003

Certified Shareholder Report and Financials

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T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[Line Graph Omitted]

Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                            Merrill Lynch-
                                Combined          Wilshire             Personal
                                   Index           Capital             Strategy
                               Portfolio      Market Index        Balanced Fund


07/31/94                           10                   10                   10

05/31/95                          11.24             11.383               11.435

05/31/96                          13.294            13.565                13.49

05/31/97                          15.326            15.883               15.812

05/31/98                          18.406            19.592               18.841

05/31/99                          20.572            22.212               20.417

05/31/00                          22.259            23.955               21.577

05/31/01                          21.758            22.996               22.569

05/31/02                          20.848            21.721               22.271

05/31/03                          20.664            21.698               22.273



Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/03    1 Year         3 Years         5 Years         7/29/94

Personal Strategy
Balanced Fund              0.01%           1.06%           3.40%           9.48%

Merrill Lynch-
Wilshire Capital
Market Index              -0.11            3.24            2.06            9.17

Combined Index
Portfolio*                -0.88           -2.45            2.34            8.56


* An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

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T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Dear Shareholder,

Your fund returned 0.01% during the 12 months ended May 31, 2003. Although we are disappointed to post a flat return for the year, we are pleased that the fund outperformed its benchmarks, even if by a narrow margin. The fund's bond holdings aided results as bonds were sharply higher while stocks declined significantly. Performance relative to the portfolio's benchmarks benefited from our high-yield and nondollar allotments.

As you know, the fund's objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The portfolio is designed with a neutral weighting of 60% stocks, 30% bonds, and 10% cash-with 10-percentage-point variations above and below these levels permitted for each asset class.


[Line Graph Omitted]

               10-year                    5-year                     90-day
5/31/02           5.04                      4.35                       1.72
6/30/02           4.8                       4.03                       1.68
7/31/02           4.46                      3.45                       1.69
8/31/02           4.14                      3.22                       1.67
9/30/02           3.59                      2.56                       1.55
10/31/02          3.89                      2.73                       1.45
11/30/02          4.21                      3.27                       1.21
12/31/02          3.81                      2.73                       1.19
1/31/03           3.96                      2.93                       1.17
2/28/03           3.69                      2.66                       1.19
3/31/03           3.8                       2.71                       1.11
4/30/03           3.84                      2.75                       1.11
5/31/03           3.37                      2.29                       1.1



The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Yields generally declined as the economy remained sluggish, an environment that favored fixed-income securities throughout the entire period.

Major Index Returns
--------------------------------------------------------------------------------

                                                             12-Month
Period Ended 5/31/03                                           Return
--------------------------------------------------------------------------------
S&P 500 Stock Index                                             -8.06

Wilshire 4500 Index                                             -4.27

MSCI EAFE Index                                                -11.94

Lehman Brothers U.S.
Aggregate Index                                                 11.58

Citigroup 3-Month
Treasury Bill Index                                              1.46

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. As noted, bonds (as measured by the Lehman Brothers U.S. Aggregate Index) were far superior to other investment classes represented in the fund's benchmarks. The small- and mid-cap stocks in the Wilshire 4500 Index lost ground but outperformed the S&P 500 Stock Index's large-caps, while foreign equities (MSCI EAFE Index) lost nearly 12%.

Portfolio Holdings
--------------------------------------------------------------------------------

                                                           Percent of
                                                           Net Assets
                                                              5/31/03
--------------------------------------------------------------------------------
Money Market Securities                                           3.9%

Bonds                                                            30.4%

  Treasuries/Agencies                                             8.1

  Mortgage-backed                                                 5.7

  Corporate                                                      14.0

  Foreign                                                         2.6

  Convertible                                                     0.0



                                                           Percent of
                                                           Net Assets
                                                              5/31/03
--------------------------------------------------------------------------------
Stocks                                                           65.7%

  Five Largest Holdings:

  Citigroup                                                       1.1%

  Pfizer                                                          0.9

  Vodafone                                                        0.9

  Tyco International                                              0.9

  Bank of America                                                 0.8


The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2003. Stocks represented 65.7% of net assets, up from 61.3% the year earlier, while bonds accounted for 30.4%, down from 35.6%, reflecting our decision to emphasize stocks in the coming months. Money market securities were slightly higher at 3.9%, up from 3.1%.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 20, 2003

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T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99
NET ASSET
VALUE

Beginning of
period         $   15.11   $   15.73   $   16.20   $   16.20   $   15.88

Investment
activities

  Net investment
  income (loss)     0.33*       0.38        0.48        0.50        0.46

  Net realized and
  unrealized gain
  (loss)           (0.36)      (0.60)       0.25        0.39        0.81

  Total from
  investment
  activities       (0.03)      (0.22)       0.73        0.89        1.27

Distributions

  Net investment
  income           (0.34)      (0.39)      (0.49)      (0.49)      (0.46)

  Net realized
  gain              --         (0.01)      (0.71)      (0.40)      (0.49)

  Total
  distributions    (0.34)      (0.40)      (1.20)      (0.89)      (0.95)

NET ASSET VALUE

End of period  $   14.74   $   15.11   $   15.73   $   16.20   $   16.20
               ---------   ---------   ---------   ---------   ---------


Ratios/Supplemental Data

Total return^       0.01%*    (1.32)%       4.60%       5.68%       8.37%

Ratio of total
expenses to
average net
assets              0.90%*      1.02%       1.02%       0.98%       1.00%

Ratio of net
investment
income (loss)
to average
net assets          2.41%*      2.54%       3.00%       3.05%       3.01%

Portfolio
turnover rate       87.8%       97.2%       61.5%       48.2%       34.3%

Net assets,
end of period
(in thousands) $ 701,802   $ 693,599   $ 671,329   $ 611,856   $ 529,691


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/04, and expenses permanently waived (0.00% of average net assets) related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                      May 31, 2003

Portfolio of Investments                                 Shares/Par       Value
--------------------------------------------------------------------------------
                                                              In thousands

Common Stocks  65.6%

CONSUMER DISCRETIONARY  9.6%

Auto Components  0.1%

Denso (JPY)                                         28,100      $           397

Keystone Automotive *(misc. symbol)                  7,300                  136

Michelin (EUR) (misc. symbol)                        5,383                  196

Strattec Security *                                  2,200                  117

                                                                            846

Automobiles  0.9%

Ford Motor                                         242,800                2,549

Harley-Davidson                                     21,100                  890

Honda Motor (JPY)                                   16,500                  595

Nissan Motor (JPY)                                  47,000                  371

Peugeot (EUR)                                        9,940                  454

Toyota Motor (JPY)                                  44,100                1,056

Volkswagen (EUR) (misc. symbol)                     15,727                  568

                                                                          6,483

Distributors  0.0%

Cycle & Carriage (SGD)                              13,755                   42

                                                                             42

Hotels, Restaurants & Leisure  0.9%

Applebee's                                           5,325                  163

BUCA *(misc. symbol)                                 8,100                   51

Carnival                                            29,500                  903

CEC Entertainment *                                  4,000                  137

Chicago Pizza & Brewery *(misc. symbol)              2,700                   23

Enterprise Inns (GBP)                               30,309                  367

Hilton Group (GBP)                                 119,952                  336

International Game Technology *                      1,800                  159

MGM Mirage *                                         2,800                   79

O' Charley's *(misc. symbol)                         5,900                  113

Red Robin Gourmet Burgers *(misc. symbol)            3,000                   54

Ruby Tuesday                                        15,600                  360

Sonic *                                             10,600                  274

Starbucks *                                         27,800                  685

Starwood Hotels & Resorts Worldwide, REIT           47,800                1,385

The Cheesecake Factory *                             7,800      $           265

Whitbread (GBP)                                     53,001                  550

                                                                          5,904

Household Durables  0.8%

Electrolux, Series B (SEK)                          18,713                  357

Funai Electric (JPY)                                 2,000                  214

Harman International (misc. symbol)                 11,200                  831

Matsushita Electric Industrial (JPY)                20,000                  182

Newell Rubbermaid                                   50,300                1,433

Persimmon (GBP)                                     47,743                  364

SEB (EUR) *                                          1,638                  154

Sony (JPY)                                          20,800                  554

Thomson (EUR) (misc. symbol)                        12,376                  213

Tupperware (misc. symbol)                           96,100                1,526

                                                                          5,828

Internet & Catalog Retail  0.3%

Alloy Online *(misc. symbol)                        15,200                  106

e-Bay *                                                700                   71

USA Interactive *(misc. symbol)                     55,400                2,130

                                                                          2,307

Leisure Equipment & Products   0.5%

Brunswick                                           14,700                  323

Eastman Kodak                                       78,400                2,402

Konica (JPY) (misc. symbol)                         21,000                  193

Polaris Industries (misc. symbol)                    1,800                  108

Sammy Corporation (JPY)                              3,200                   72

SCP Pool *(misc. symbol)                            17,950                  578

                                                                          3,676

Media  3.6%

Aegis (GBP)                                        256,230                  357

AOL Time Warner *                                   70,100                1,067

British Sky Broadcast (GBP) *                       40,186                  437

Clear Channel Communications *                      64,673                2,632

Comcast, Class A *                                  34,948                1,052

Comcast, Class A, Special *                         60,200                1,735

Disney                                             145,100                2,851

Echostar Communications, Class A *                  45,700                1,535

Emmis Broadcasting, Class A *(misc. symbol)          8,700                  184

Entercom Communications *                            3,200      $           155

Getty Images *                                       2,200                   89

Liberty Media, Class A *                           226,504                2,650

News Corporation (AUD)                              43,609                  330

News Corporation ADR (misc. symbol)                  8,000                  246

Omnicom                                             13,900                  970

Publicis Groupe (EUR) (misc. symbol)                15,045                  394

Reader's Digest, Class A                            65,500                  849

Reed Elsevier (EUR) (misc. symbol)                  33,906                  405

Scholastic *(misc. symbol)                           7,700                  240

Scripps, Class A                                     7,300                  643

Sinclair Broadcast Group, Class A *                 11,400                  139

Singapore Press (SGD)                               17,200                  166

TV Azteca (MXN) (misc. symbol)                   1,452,200                  554

Univision Communications, Class A *
(misc. symbol)                                      31,800                  949

Viacom, Class B *                                   76,943                3,502

VNU (EUR)                                           18,650                  542

Young Broadcasting, Class A *(misc. symbol)          6,400                  136

                                                                         24,809

Multiline Retail  0.7%

Debenhams (GBP)                                     30,554                  191

Kohl's *                                            26,100                1,366

Neiman Marcus, Class A *(misc. symbol)              11,000                  382

Nordstrom                                           61,600                1,149

Target                                              53,400                1,956

                                                                          5,044

Specialty Retail  1.6%

AnnTaylor Stores *(misc. symbol)                    12,100                  309

Best Buy *                                          18,150                  702

Charles Vogele (CHF) *                               4,892                  132

Christopher & Banks *(misc. symbol)                  7,200                  208

Esprit Holdings (HKD)                               70,000                  149

Grupo Elektra (MXN)                                 73,000                  201

Home Depot                                         133,550                4,339

Inditex (EUR)                                        6,285                  142

Kingfisher (GBP)                                    70,431                  295

Linens 'n Things *                                   7,500                  173

Shimachu (JPY)                                       9,700                  143

Stein Mart *(misc. symbol)                           7,000      $            41

The Finish Line, Class A *                           1,700                   34

Too *(misc. symbol)                                 11,000                  192

Toys "R" Us *                                      286,100                3,330

Ultimate Electronics *(misc. symbol)                 4,700                   50

Valora (CHF)                                         1,395                  246

Weight Watchers *                                    4,500                  192

                                                                         10,878

Textiles, Apparel, & Luxury Goods  0.2%

Adidas-Salomon (EUR) (misc. symbol)                  3,044                  268

Culp *(misc. symbol)                                 2,800                   16

Dan River, Class A *(misc. symbol)                   7,700                   25

Sanyo Shokai (JPY)                                  32,000                  179

Stride Rite                                         24,100                  217

Unifi *                                             11,400                   79

Yue Yuen Industrial (HKD) (misc. symbol)           297,000                  691

                                                                          1,475

Total Consumer Discretionary                                             67,292

CONSUMER STAPLES  5.3%

Beverages  0.8%

Allied Domecq (GBP)                                 72,978                  416

Anheuser-Busch                                      12,000                  631

Coca-Cola                                           42,700                1,946

Heineken (EUR)                                       6,841                  246

Kirin Brewery (JPY) (misc. symbol)                  51,000                  380

Lion Nathan (NZD)                                  104,400                  397

Orkla, Series A (NOK) (misc. symbol)                 9,539                  174

PepsiCo                                             32,210                1,424

Remy Cointreau (EUR) (misc. symbol)                 10,336                  311

                                                                          5,925

Food & Staples Retailing  1.5%

Carrefour (EUR) (misc. symbol)                      13,338                  597

Casey's General Stores                              30,200                  420

Casino Guichard-Perrachon (EUR)
(misc. symbol)                                       3,895                  288

CVS                                                142,800                3,727

FamilyMart (JPY)                                     7,200                  141

Great Atlantic & Pacific Tea Company *
(misc. symbol)                                      15,100      $           111

J. Sainsbury (GBP)                                 202,272                  898

Metro (EUR) (misc. symbol)                          14,012                  437

Performance Food Group *(misc. symbol)                 900                   33

Sysco                                               21,800                  675

Wal-Mart                                            35,900                1,889

Wal-Mart de Mexico (MXN)                           309,700                  878

Walgreen                                             2,800                   86

Wild Oats Markets *(misc. symbol)                   11,100                  117

Woolworths (AUD)                                    46,904                  375

                                                                         10,672

Food Products  1.3%

American Italian Pasta, Class A *
(misc. symbol)                                       3,100                  136

Associated British Foods (GBP)                      47,245                  443

Campbell Soup                                       79,200                1,976

CSM (EUR)                                           13,239                  290

General Mills                                       62,920                2,943

International Multifoods *(misc. symbol)             5,200                  105

Nestle (CHF) (misc. symbol)                          4,707                  987

Parmalat Finanz (EUR) (misc. symbol)               300,275                  883

Seneca Foods Class A *                               3,000                   50

Senece Foods Class B *                                 600                   10

Unilever (GBP)                                     136,880                1,221

Yakult Honsha (JPY)                                 14,000                  178

                                                                          9,222

Household Products  0.6%

Colgate-Palmolive                                   33,700                2,009

Kao (JPY)                                           14,600                  269

Kimberly-Clark                                      25,500                1,324

Procter & Gamble                                     6,000                  551

                                                                          4,153

Personal Products  0.2%

Chattem *                                            3,400                   48

Estee Lauder, Class A                               15,900                  530

Gillette                                            14,000                  470

L'Oreal (EUR) (misc. symbol)                         4,447                  323

Playtex Products *(misc. symbol)                     4,700                   36

                                                                          1,407

Tobacco  0.9%

Altria Group                                       105,850      $         4,372

UST                                                 45,000                1,589

                                                                          5,961

Total Consumer Staples                                                   37,340


ENERGY  4.6%

Energy Equipment & Services  1.4%

Atwood Oceanics *(misc. symbol)                      7,200                  214

Baker Hughes                                       104,300                3,447

BJ Services *                                       28,200                1,148

Cooper Cameron *                                     1,100                   60

FMC Technologies *                                  20,100                  449

Grant Prideco *                                        300                    4

Hydril *(misc. symbol)                               4,000                  110

Key Energy Services *                                6,900                   82

Lone Star Technologies *
(misc. symbol)                                       3,900                   97

National Oilwell *                                  11,600                  282

Saipem (EUR) (misc. symbol)                         29,500                  218

Schlumberger                                        36,800                1,789

Seacor Smit *(misc. symbol)                         10,700                  417

Smedvig, Series A (NOK)                              9,452                   55

Smith International *(misc. symbol)                 29,200                1,194

TGS Nopec Geophysical (NOK) *                        8,197                   90

W-H Energy Services *(misc. symbol)                  5,900                  129

                                                                          9,785

Oil & Gas  3.2%

BP (GBP)                                            81,545                  559

BP ADR                                              95,696                4,009

ChevronTexaco                                        8,350                  592

Cia Espanola de Petroleos (EUR) (misc. symbol)      33,985                  802

ENI (EUR) (misc. symbol)                            64,706                1,044

ENI SPA ADR (misc. symbol)                           1,200                   97

Exxon Mobil                                        102,912                3,746

Forest Oil *                                         9,850                  241

Marathon Oil                                        90,100                2,318

Noble Energy                                        10,400                  379

Norsk Hydro (NOK) (misc. symbol)                    11,513      $           509

OMV (EUR)                                              300                   34

Petroleo Brasileiro (Petrobras) ADR
  (1 ADR represents 1 preferred share)
  (misc. symbol)                                    31,900                  565

Shell Transport & Trading (GBP)                    163,200                1,073

Shell Transport & Trading ADR
(misc. symbol)                                      39,300                1,567

Statoil (NOK) (misc. symbol)                       122,687                1,073

Tonen General Sekiyu (JPY)
(misc. symbol)                                      23,000                  155

TotalFinaElf, Series B (EUR)
(misc. symbol)                                       7,180                1,052

Ultra Petroleum *(misc. symbol)                      7,900                   92

Unocal                                              61,700                1,857

Woodside Petroleum (AUD)                            36,227                  270

XTO Energy                                          30,400                  652

                                                                         22,686

Total Energy                                                             32,471


FINANCIALS  14.7%

Capital Markets  2.3%

Bank of New York                                    33,300                  964

Charles Schwab                                      53,250                  516

Deutsche Bank (EUR) (misc. symbol)                   9,876                  579

Franklin Resources                                  10,300                  385

Goldman Sachs Group                                 17,700                1,443

Legg Mason                                          10,200                  659

Macquarie Bank (AUD)                                26,447                  479

Mellon Financial                                   180,500                4,904

Merrill Lynch                                       38,300                1,658

Morgan Stanley                                      32,000                1,464

Neuberger Berman                                     8,300                  276

Nomura Securities (JPY)                             29,000                  295

Northern Trust                                      22,800                  870

State Street                                        45,700                1,751

                                                                         16,243

Commercial Banks  4.6%

77 Bank (JPY)                                       62,000                  264

ABN Amro Holdings (EUR)                             17,417                  337

Alliance & Leicester (GBP)                          70,264                  961

Anglo Irish Bank (EUR)                              48,484      $           425

Australia & New Zealand Banking (AUD)              132,519                1,601

Banca Intesa (EUR) (misc. symbol)                  350,186                1,120

Banco BPI (EUR)                                     78,466                  222

Banco Popolare de Milano (EUR)                      16,800                   75

Banco Santander ADR                                 38,013                  830

Banco Santander Central Hispano (EUR)              105,651                  855

Bank of America                                     74,200                5,506

Bank of Yokohama (JPY) (misc. symbol)               81,800                  279

Bank One                                            51,100                1,909

Barclays (GBP)                                      76,507                  539

BCE (EUR)                                           11,323                  110

BNP Paribas (EUR) (misc. symbol)                    16,184                  801

Boston Private Financial (misc. symbol)              6,200                  116

Chittenden                                          21,275                  588

Citizens Banking (misc. symbol)                     15,300                  405

DBS (SGD)                                           44,028                  249

Dexia (EUR) (misc. symbol)                          22,665                  302

Glacier Bancorp (misc. symbol)                       6,037                  152

HBOS (GBP)                                          85,936                1,003

HSBC Holdings (GBP)                                136,661                1,615

Jyske Bank (DKK) *                                  10,640                  413

National Australia Bank (AUD)                       56,569                1,221

Nordea (SEK)                                        75,214                  383

Provident Bankshares                                10,700                  274

Royal Bank of Scotland (GBP)                        38,969                1,013

SEB, Series A (SEK)                                 59,954                  637

Southwest Bancorp *(misc. symbol)                    9,800                  323

Standard Chartered (GBP)                            46,926                  562

Sumitomo Mitsui Financial (JPY) (misc. symbol)         105                  174

Svenska Handelsbanken, Series A (SEK)               28,813                  497

U.S. Bancorp                                       136,300                3,230

UniCredito Italiano (EUR) (misc. symbol)           125,983                  577

Valley National Bancorp (misc. symbol)              16,701                  451

Wells Fargo                                         35,300                1,705

WestAmerica                                         11,400                  507

                                                                         32,231

Consumer Finance  0.8%

Aiful (JPY)                                          7,700      $           323

American Express                                    78,200                3,258

Bradford & Bingley (GBP)                           120,780                  691

Promise (JPY)                                        4,600                  178

SLM Corporation                                     10,900                1,308

                                                                          5,758

Diversified Financial Services  1.0%

Citigroup                                          162,477                6,665

ING Groep (EUR)                                     29,506                  475

                                                                          7,140

Insurance  3.7%

Allianz (EUR) (misc. symbol)                         2,948                  223

AMBAC Financial Group                               15,900                1,061

American International Group                        87,122                5,043

Aviva (GBP)                                         18,531                  135

AXA (EUR) (misc. symbol)                            21,194                  318

AXA Asia Pacific (AUD)                             246,788                  352

Brown and Brown (misc. symbol)                      10,300                  365

CNP Assurances (EUR) (misc. symbol)                 17,580                  845

Hannover Reckversicherungs (EUR)
(misc. symbol)                                       7,965                  229

Harleysville Group                                   4,900                  120

Hartford Financial Services Group                   17,800                  830

Horace Mann Educators                               24,200                  367

Markel *                                             1,300                  328

Marsh & McLennan                                    46,500                2,331

Millea Holdings (JPY)                                   41                  297

Munich Re (EUR) (misc. symbol)                       2,221                  240

Ohio Casualty *(misc. symbol)                       26,300                  332

PartnerRe                                            9,300                  494

Progressive Corporation                             10,600                  763

Prudential (GBP)                                    45,971                  286

QBE Insurance (AUD)                                 69,569                  407

RAS (EUR) (misc. symbol)                            46,886                  730

Royal & Sun Alliance (GBP)                         175,090                  408

SAFECO                                              79,200                2,862

Selective Insurance (misc. symbol)                  11,000                  288

Sompo Japan Insurance (JPY)                         33,000                  150

St. Paul Companies                                  36,900      $         1,350

Travelers Property Casualty, Class A                72,275                1,180

Triad Guaranty *(misc. symbol)                       3,800                  146

UnumProvident (misc. symbol)                        76,300                  984

W. R. Berkley (misc. symbol)                         9,100                  448

XL Capital, Class A                                 23,500                2,046

                                                                         25,958

Real Estate  1.4%

AMP Diversified Property (AUD)
(misc. symbol)                                     116,635                  236

Arden Realty, REIT                                  10,300                  266

Corio (EUR)                                         10,356                  341

EastGroup Properties, REIT                           9,900                  270

Essex Property Trust, REIT                             700                   40

Federal Realty Investment Trust, REIT               52,000                1,716

Gables Residential Trust, REIT                      10,000                  295

General Property Trust (AUD)                       340,494                  686

Glenborough Realty Trust, REIT                      10,400                  194

Goldcrest (JPY)                                      4,700                  103

Land Securities Group (GBP)                         13,759                  184

LaSalle Hotel Properties, REIT                       5,200                   75

Manufactured Home Communities, REIT                  3,200                  107

Parkway Properties, REIT (misc. symbol)              7,800                  310

Reckson Associates Realty, Class B, REIT             3,534                   73

Reckson Associates Realty, REIT                     61,000                1,235

Simon Property Group, REIT                          53,472                2,012

Sun Hung Kai Properties (HKD)                       63,000                  314

Vallehermoso (EUR)                                  12,667                  141

Washington, REIT (misc. symbol)                     10,800                  296

Wereldhave (EUR)                                     5,979                  385

Westfield Trust (AUD)                              197,714                  467

                                                                          9,746

Thrifts & Mortgage Finance  0.9%

Fannie Mae                                          57,000                4,218

Frankfort First                                        600                   12

Freddie Mac                                         27,600                1,650

ITLA Capital *                                         400                   15

                                                                          5,895

Total Financials                                                        102,971

HEALTH CARE  7.9%

Biotechnology  0.9%

Abgenix *(misc. symbol)                              1,600      $            17

Alexion Pharmaceutical *(misc. symbol)               1,400                   20

Alkermes *(misc. symbol)                            10,600                  137

Amgen *                                             36,600                2,368

Amylin Pharmaceuticals *(misc. symbol)               4,300                   85

Cephalon *(misc. symbol)                             4,624                  209

CSL (AUD)                                           10,255                   80

Cubist Pharmaceuticals *(misc. symbol)               1,500                   16

CV Therapeutics *(misc. symbol)                      1,500                   48

deCODE GENETICS *                                    4,300                   16

Exelixis *(misc. symbol)                             6,100                   50

Gilead Sciences *                                   27,900                1,472

Incyte *(misc. symbol)                               2,400                   12

MedImmune *                                         30,100                1,067

Myriad Genetics *                                      200                    3

Neurocrine Biosciences *                             3,800                  193

NPS Pharmaceuticals *(misc. symbol)                  4,700                  101

OSI Pharmaceuticals *(misc. symbol)                  1,700                   45

Regeneron Pharmaceuticals *(misc. symbol)            1,600                   22

Trimeris *(misc. symbol)                             3,100                  153

Tularik *                                            4,000                   38

Versicor *(misc. symbol)                             3,600                   52

Vertex Pharmaceuticals *                             1,736                   25

ViroPharma *(misc. symbol)                           1,400                    4

                                                                          6,233

Health Care Equipment & Supplies  0.6%

Analogic                                             3,900                  199

Biomet                                               2,800                   77

Boston Scientific *                                 18,100                  943

DJ Orthopedics *                                     3,200                   25

Edwards Lifesciences *                               7,600                  230

Elekta (SEK) *                                      14,084                  188

EPIX Medical *                                       2,500                   30

Mathews International, Class A
(misc. symbol)                                      20,200                  485

Medtronic                                           18,300                  892

Nektar Therapeutics *                                5,300      $            59

Nobel Biocare (SEK)                                  1,068                   69

Olympus Optical (JPY)                                4,000                   76

St. Jude Medical *                                   8,900                  499

Steris *                                             8,900                  201

Stryker                                              2,600                  175

Tecan (CHF) (misc. symbol)                           3,281                   85

Wilson Greatbatch Technologies *
(misc. symbol)                                       6,200                  228

                                                                          4,461

Health Care Providers & Services  1.5%

Alliance UniChem (GBP)                              50,351                  411

AmerisourceBergen                                    3,600                  226

AMN Healthcare Services *(misc. symbol)                400                    4

Cardinal Health                                     13,150                  759

Cross Country Healthcare *(misc. symbol)             2,500                   32

Gehe (EUR) (misc. symbol)                            7,774                  320

HCA                                                 12,900                  426

Henry Schein *                                       9,500                  467

Hooper Holmes                                       18,900                  123

Lifeline Systems *(misc. symbol)                     3,500                   95

LifePoint Hospitals *(misc. symbol)                  1,100                   23

Mid-Atlantic Medical Services *                      8,100                  388

Renal Care Group *                                   3,100                  105

Suzuken (JPY)                                        5,500                  147

UnitedHealth Group                                  54,700                5,248

WellChoice *                                         5,200                  131

Wellpoint Health Networks *                         21,600                1,843

                                                                         10,748

Pharmaceuticals  4.9%

Abbott Laboratories                                 42,600                1,898

Allergan                                             1,900                  137

Altana (EUR)                                         4,094                  253

AstraZeneca (GBP)                                   17,256                  700

AstraZeneca ADR (misc. symbol)                      31,500                1,299

Aventis (EUR) (misc. symbol)                        23,301                1,217

Biovail *(misc. symbol)                             27,800                1,297

Eisai (JPY)                                         12,000                  249

Eli Lilly                                           13,300                  795

Eon Labs *(misc. symbol)                             2,800      $            82

Forest Labs *                                       22,800                1,151

Galen (GBP)                                         39,980                  384

GlaxoSmithKline (GBP)                               50,672                1,001

Hisamitsu Pharmaceutical (JPY)                      19,000                  212

Johnson & Johnson                                   46,900                2,549

Medicines Company *                                  4,000                   94

Merck                                               50,600                2,812

Novartis (CHF)                                      39,765                1,559

Noven Pharmaceuticals *                             12,500                  121

Novo Nordisk (DKK)                                   5,956                  208

Pfizer                                             214,387                6,650

Sanofi-Synthelabo (EUR)                              6,022                  385

Schering-Plough                                    154,200                2,845

Schwarz Pharma (EUR)                                26,116                1,066

Takeda Chemical Industries (JPY)                    13,000                  510

Wyeth                                              108,660                4,765

                                                                         34,239

Total Health Care                                                        55,681


INDUSTRIALS & BUSINESS SERVICES  7.2%

Aerospace & Defense  0.1%

Armor Holdings *(misc. symbol)                      16,700                  227

European Aeronautic Defense & Space
(EUR) (misc. symbol)                                25,547                  285

General Dynamics                                     2,400                  160

Northrop Grumman                                       800                   70

Thales (EUR) *                                       3,795                  108

                                                                            850

Air Freight & Logistics  0.3%

Expeditors International of Washington               5,800                  203

Forward Air *                                        8,200                  209

Pacer International *(misc. symbol)                 10,700                  198

Ryder System (misc. symbol)                          9,200                  244

UPS, Class B                                        13,200                  824

UTi Worldwide                                        8,900                  285

                                                                          1,963

Airlines  0.1%

Frontier Airlines *(misc. symbol)                    9,000      $            63

Midwest Express Holdings *(misc. symbol)             7,100                   21

Singapore Airlines (SGD)                            45,000                  249

                                                                            333

Building Products  0.1%

Central Glass (JPY)                                 41,000                  208

Simpson Manufacturing *                              4,500                  160

                                                                            368

Commercial Services & Supplies  2.1%

Apollo Group, Class A *                             33,700                1,969

Buhrmann (EUR)                                      21,001                   83

Cendant *                                           38,900                  654

Central Parking (misc. symbol)                      16,700                  190

ChoicePoint *                                        8,100                  305

CompX International                                  4,800                   25

Consolidated Graphics *(misc. symbol)                6,300                  125

Davis Service Group (GBP)                           81,754                  513

Electro Rent *                                       6,200                   63

G&K Services, Class A                                8,400                  246

H&R Block                                           28,900                1,183

Herman Miller (misc. symbol)                        16,600                  322

Ionics *(misc. symbol)                              10,300                  218

Layne Christensen *                                  6,000                   46

New England Business Service                        12,400                  335

R.R. Donnelley                                     128,100                3,196

Resources Connection *(misc. symbol)                13,400                  301

Securitas, Series B (SEK)                           12,707                  129

SOURCECORP *(misc. symbol)                           8,300                  158

Spherion *                                          12,200                   64

Tetra Tech *(misc. symbol)                          18,520                  314

United Stationers *                                  9,200                  280

Waste Management                                   161,026                4,101

Waterlink *                                         11,900                    1

West Corporation *(misc. symbol)                     4,200                  105

                                                                         14,926

Construction & Engineering  0.1%

Eiffage (EUR)                                        1,197      $           118

HOCHTIEF (EUR)                                       6,742                  110

Insituform Technologies, Class A *
(misc. symbol)                                       9,600                  155

JGC (JPY)                                           38,000                  241

Megachips (JPY)                                      5,800                   33

                                                                            657

Electrical Equipment  0.3%

A.O. Smith (misc. symbol)                           19,600                  623

American Superconductor *(misc. symbol)              2,900                   12

Belden (misc. symbol)                               21,100                  287

Draka (EUR) *                                        6,913                   68

Global Power Equipment Group *(misc. symbol)           300                    1

Hitachi Cable (JPY)                                 87,000                  200

LSI Industries                                       6,900                   82

Paxar *                                             28,600                  321

PECO II *                                            3,800                    3

Schneider Electric (EUR)                            14,555                  666

Woodward Governor                                    1,200                   46

                                                                          2,309

Industrial Conglomerates  2.1%

3M                                                  20,800                2,631

FKI (GBP)                                          165,671                  243

GE                                                 105,100                3,016

Hutchison Whampoa (HKD)                            171,500                1,045

Sembcorp Industries (SGD)                          867,000                  560

Siemens (EUR)                                       17,450                  827

Tyco International                                 343,042                6,072

                                                                         14,394

Machinery  1.3%

Actuant Corporation, Class A *
(misc. symbol)                                       5,820                  252

Cuno *(misc. symbol)                                 6,600                  244

Danaher                                             36,500                2,443

Deere                                               50,400                2,201

Fanuc (JPY)                                         12,100                  547

Graco                                                7,300                  225

Harsco                                              14,000                  495

IDEX (misc. symbol)                                  3,100                  107

Joy Global *(misc. symbol)                           3,700      $            50

Lindsay Manufacturing
(misc. symbol)                                       7,500                  152

Mitsubishi Heavy Industries
(JPY)                                              160,000                  341

Pall                                                54,300                1,179

Reliance Steel & Aluminum                            2,500                   48

Saurer (CHF) *                                       2,466                   63

Singulus Technology (EUR) *(misc. symbol)           11,175                  189

SKF, Series B (SEK)                                 10,157                  282

Weir Group (GBP)                                    71,483                  302

                                                                          9,120

Marine  0.0%

International Shipholding *
(misc. symbol)                                       3,500                   30

                                                                             30

Road & Rail  0.6%

Arriva (GBP)                                        66,013                  392

Burlington Northern Santa Fe                        37,500                1,107

Heartland Express *(misc. symbol)                    3,350                   79

Nippon Express (JPY)                                68,000                  245

Norfolk Southern                                   113,700                2,492

                                                                          4,315

Trading Companies & Distributors  0.1%

Hagemeyer (EUR)                                      9,839                   58

Mitsubishi (JPY)                                    72,000                  450

MSC Industrial Direct, Class A *                     3,900                   74

Sumitomo (JPY)                                      71,000                  301

Watsco                                               2,500                   39

                                                                            922

Transportation Infrastructure  0.0%

Kamigumi (JPY)                                      60,000                  279

                                                                            279

Total Industrials & Business Services                                    50,466

INFORMATION TECHNOLOGY  7.6%

Communications Equipment  1.6%

Black Box (misc. symbol)                             8,200                  305

Cisco Systems *                                    189,200                3,080

Corning *                                          467,200                3,415

Emulex *                                             4,300      $           106

Lucent Technologies *                              734,200                1,623

Nokia (EUR)                                         23,403                  421

Nokia ADR                                           77,300                1,394

Packeteer *(misc. symbol)                            5,300                   82

QUALCOMM                                            13,700                  460

Riverstone Networks *(misc. symbol)                 18,800                   33

Sagem (EUR) (misc. symbol)                           4,914                  414

Stratos Lightwave *(misc. symbol)                      699                    4

Tekelec *(misc. symbol)                              4,800                   69

                                                                         11,406

Computer Peripherals  0.5%

Creative Technology (SGD)                           22,350                  150

Dell Computer *                                     63,300                1,981

IBM                                                  9,000                  792

Lexmark International, Class A *                     7,500                  558

Mitsumi Electric (JPY) (misc. symbol)               15,300                  137

Synaptics *(misc. symbol)                            5,400                   63

                                                                          3,681

Electronic Equipment & Instruments  0.3%

Artesyn Technologies *                              12,900                   60

Hitachi (JPY)                                       37,000                  144

Hosiden (JPY)                                       11,000                   76

KEMET *(misc. symbol)                               20,900                  211

Kyocera (JPY)                                        4,000                  215

Littelfuse *                                        13,300                  286

Methode Electronics, Class A (misc. symbol)         14,400                  160

Newport *(misc. symbol)                              8,900                  142

Nippon Electric Glass (JPY) (misc. symbol)          25,000                  267

Plexus *(misc. symbol)                              24,500                  294

Shimadzu (JPY) (misc. symbol)                       37,000                  106

Technitrol *                                        10,900                  188

Woodhead Industries                                 10,300                  127

                                                                          2,276

Internet Software & Services  0.3%

Digital Impact *                                     5,500                    9

Internet Security Systems *                         10,600                  168

MatrixOne *                                         21,200                  110

Netegrity *(misc. symbol)                            9,700      $            59

Register.com *                                       2,200                   13

Sonicwall *                                          4,400                   23

Webex Communications *(misc. symbol)                 1,300                   17

Websense *                                           5,300                   85

Yahoo! *                                            44,700                1,334

                                                                          1,818

IT Services  1.6%

Accenture, Class A *                                36,600                  641

Affiliated Computer Services, Class A *             36,600                1,696

BISYS Group *                                       12,600                  227

CACl International, Class A *                        9,100                  301

Cap Gemini (EUR) *                                   3,147                  109

Concord EFS *                                       32,200                  487

First Data                                         104,068                4,310

Fiserv *                                            21,900                  725

Global Payments                                      9,800                  333

Iron Mountain *                                     18,124                  716

Itochu Techno-Science (JPY)                          1,500                   29

LogicaCMG (GBP)                                     62,288                  141

ManTech, Class A *(misc. symbol)                     5,500                   98

Maximus *(misc. symbol)                             13,300                  356

MPS Group *(misc. symbol)                           32,900                  236

Paychex                                             21,000                  641

SunGard Data Systems *                              17,000                  391

Teleplan (EUR) *                                     1,242                    6

Thiel Logistik (EUR) *(misc. symbol)                13,940                   46

                                                                         11,489

Office Electronics  0.2%

Canon (JPY)                                         20,000                  837

Neopost (EUR) *                                      6,859                  249

                                                                          1,086

Semiconductor & Semiconductor Equipment  1.5%

Analog Devices *                                    56,100                2,163

Applied Materials *                                 52,100                  811

ATMI *(misc. symbol)                                11,900                  298

Cabot Microelectronics *(misc. symbol)               4,700                  217

Entegris *(misc. symbol)                            18,600                  231

Exar *                                              13,200      $           214

Infineon Technologies (EUR) *                       12,458                  112

Intel                                               32,800                  684

Jenoptik (EUR)                                      26,327                  322

KLA-Tencor *(misc. symbol)                          10,600                  490

Lattice Semiconductor *                              2,100                   19

Maxim Integrated Products                           53,700                2,106

MKS Instruments *(misc. symbol)                     17,800                  347

Mykrolis *                                          19,400                  181

QLogic *(misc. symbol)                              15,700                  786

Rohm (JPY)                                           1,300                  134

Semtech *(misc. symbol)                             19,100                  303

Texas Instruments                                   36,400                  746

Xilinx *                                             5,900                  176

                                                                         10,340

Software  1.6%

Actuate *                                            8,300                   15

Adobe Systems                                       16,900                  596

Catapult Communications *(misc. symbol)              2,100                   22

Concord Communications *(misc. symbol)               3,000                   44

Factset Research Systems (misc. symbol)             10,200                  393

FileNet *                                            9,800                  164

Intuit *                                            16,000                  737

Jack Henry & Associates (misc. symbol)              26,700                  407

Kronos *(misc. symbol)                              12,500                  611

Magma Design Automation *                            1,100                   19

Mercury Interactive *(misc. symbol)                  3,200                  126

Microsoft                                          209,400                5,153

Midway Games *(misc. symbol)                        16,700                   59

NEC Soft (JPY)                                      10,000                  208

NetIQ *                                              2,152                   32

Progress Software *                                 10,900                  223

Quest Software *                                     5,600                   63

Renaissance Learning *(misc. symbol)                 2,900                   66

SAP (EUR) (misc. symbol)                             7,350                  825

SPSS *(misc. symbol)                                 8,000                  124

Symantec *                                          12,000                  543

Trend Micro (JPY) *(misc. symbol)                    7,500                  129

Verisity Ltd. *                                      4,000      $            55

VERITAS Software *                                   6,650                  185

Verity *(misc. symbol)                               9,600                  200

Wind River Systems *                                11,600                   43

                                                                         11,042

Total Information Technology                                             53,138

MATERIALS  4.3%

Chemicals  2.5%

Agrium                                             165,000                1,964

Airgas *                                            26,100                  472

Arch Chemicals                                      14,800                  301

BASF (EUR) (misc. symbol)                           18,544                  804

Degussa (EUR) (misc. symbol)                        27,716                  791

Dow Chemical                                        87,500                2,782

DuPont                                              59,373                2,502

Ferro (misc. symbol)                                13,000                  320

Great Lakes Chemical (misc. symbol)                 43,740                1,007

Hercules *(misc. symbol)                           107,400                1,069

Hitachi Chemical (JPY)                              17,500                  156

IMC Global                                          28,800                  252

International Flavors & Fragrances                  51,700                1,623

Kaneka (JPY)                                        43,000                  237

MacDermid                                            2,900                   73

Material Sciences                                    7,500                   69

Minerals Technologies                               11,500                  577

Potash Corp./Saskatchewan                           19,200                1,175

Scotts, Class A *(misc. symbol)                      5,300                  262

Shin-Etsu Chemical (JPY)                            27,400                  839

Symyx Technologies *(misc. symbol)                   1,800                   31

                                                                         17,306

Construction Materials  0.3%

Aggregate (GBP)                                    255,322                  330

Boral (AUD)                                        315,604                1,008

Cemex Participating Certificates
  (Represents 2 Series A and 1 Series
  B shares) (MXN)                                  108,383                  479

HeidelbergCement (EUR)                               3,803                  103

Italcementi (EUR) (misc. symbol)                    18,961      $           197

RMC (GBP)                                           47,646                  350

                                                                          2,467
Containers & Packaging  0.0%

Constar International *                              3,300                   29

Smurfit-Stone Container *                            1,900                   28

                                                                             57

Metals & Mining  1.0%

Alcoa                                               59,116                1,455

Anglo American (GBP)                                22,133                  343

BHP Steel (AUD)                                    261,268                  576

Gerdau ADR (misc. symbol)                           67,340                  683

Gibraltar Steel                                      3,500                   68

Lihir Gold (AUD) *                                 137,620                  125

Newmont Mining                                       1,971                   58

NN, Inc.                                             4,600                   50

Phelps Dodge *                                      82,200                2,996

SSAB Svenskt Stal, Series A (SEK)
(misc. symbol)                                      37,519                  532

Voest-Alpine (EUR)                                   8,049                  272

                                                                          7,158

Paper & Forest Products   0.5%

Buckeye Technologies *(misc. symbol)                21,900                  122

MeadWestvaco                                        64,300                1,610

Paperlinx (AUD)                                    112,467                  328

Potlatch (misc. symbol)                                800                   20

Weyerhaeuser                                        23,500                1,184

                                                                          3,264

Total Materials                                                          30,252


TELECOMMUNICATION SERVICES  2.6%

Diversified Telecommunication Services  1.1%

AT&T                                                23,064                  449

Cable & Wireless (GBP)                             176,091                  296

Carso Global Telecom (MXN) *                       485,800                  564

Portugal Telecom (EUR)                              42,157                  322

Royal KPN (EUR) *                                  118,079                  824

SBC Communications                                  45,600                1,161

Sprint                                             130,100      $         1,764

TDC A/S (DKK)                                        8,176                  239

Tele2 AB, Series B (SEK) *(misc. symbol)            13,595                  517

Telecom Italia (Ordinary shares) (EUR)
(misc. symbol)                                      73,917                  683

Telmex ADR, Series L                                18,800                  570

                                                                          7,389

Wireless Telecommunication Services  1.5%

America Movil ADR, Series L                         25,900                  473

China Unicom (HKD) (misc. symbol)                  170,000                  101

Debitel (EUR)                                        9,643                   82

KDDI (JPY) (misc. symbol)                              281                  976

Nextel Communications, Class A *                    84,800                1,271

SK Telecom ADR (misc. symbol)                       12,490                  224

Smartone Telecommunications (HKD)                  175,000                  203

Telecom Italia Mobile (EUR)                        157,857                  827

Vodafone (GBP)                                     190,959                  415

Vodafone ADR (misc. symbol)                        277,950                6,090

Western Wireless, Class A *(misc. symbol)            4,600                   49

                                                                         10,711

Total Telecommunication Services                                         18,100


UTILITIES  1.8%

Electric Utilities  1.5%

Cleco (misc. symbol)                                 9,500                  165

Constellation Energy Group (misc. symbol)           37,700                1,250

E.On (EUR) (misc. symbol)                           27,318                1,407

El Paso Electric *(misc. symbol)                     7,800                   93

Exelon                                              27,850                1,596

FirstEnergy                                         48,256                1,776

Hokuriku Electric Power (JPY)                       20,700                  325

Hong Kong Electric (HKD)                            71,000                  283

Iberdrola (EUR) (misc. symbol)                      68,527                1,198

MVV Energie (EUR)                                    4,481                   78

Tohoku Electric Power (JPY)                         36,000                  557

TXU                                                 85,200                1,724

Unisource Energy (misc. symbol)                      3,000                   57

                                                                         10,509

Gas Utilities  0.2%

Australian Gas Light (AUD)                          64,378      $           477

Centrica (GBP)                                     308,277                  898

Tokyo Gas (JPY)                                     69,000                  216

                                                                          1,591

Water Utilities  0.1%

Severn Trent (GBP)                                  34,982                  429

                                                                            429

Total Utilities                                                          12,529

Total Common Stocks (Cost  $425,262)                                    460,240

PREFERRED STOCKS  0.1%

Hugo Boss (EUR) (misc. symbol)                      15,009                  219

Porsche (EUR)                                        1,065                  409

Total Preferred Stocks (Cost  $566)                                         628

Corporate Bonds  7.3%

ABN Amro Bank, 7.125%, 6/18/07             $       300,000                  353

AIG Sunamerica Global Financing XII, 144A,
5.30%, 5/30/07                                     575,000                  632

American Airlines, ETC, 9.71%, 1/2/07               25,209                   11

American Electric Power, Series C,
5.375%, 3/15/10                                    215,000                  230

American Express, 3.00%, 5/16/08                   235,000                  237

AMR, 9.00%, 9/15/16                                100,000                   50

AOL Time Warner, 7.625%, 4/15/31                   325,000                  378

Appalachian Power, Series E,
4.80%, 6/15/05                                     355,000                  374

AT&T Wireless Group, 7.875%, 3/1/11                345,000                  410

Atlantic Richfield, 9.125%, 3/1/11                 500,000                  668

Baker Hughes, 6.875%, 1/15/29                      450,000                  549

Bank of America, 4.875%, 9/15/12                   450,000                  476

Bank of New York, 2.20%, 5/12/06                   295,000                  296

Bank One, 5.25%, 1/30/13                           550,000                  595

BB&T, 6.50%, 8/1/11                                145,000                  170

BHP Billiton Finance, 4.80%, 4/15/13               285,000                  301

Black Hills, 6.50%, 5/15/13                        160,000                  162

Boeing, 5.125%, 2/15/13                            210,000                  219

Bottling Group, 144A, 4.625%, 11/15/12             325,000                  342

British Telecommunications, VR,
1.00%, 12/15/10                            $       295,000      $           371

Canadian National Railway, 4.40%, 3/15/13          270,000                  276

Canadian Natural Resources, 7.20%, 1/15/32         560,000                  710

Caterpillar Financial Services,
2.59%, 7/15/06                                     270,000                  274

CE Electric UK Funding, 144A,
6.853%, 12/30/04                                   375,000                  389

Chevron Phillips Chemical,
5.375%, 6/15/07                                    270,000                  291

Cincinnati Gas & Electric,
5.70%, 9/15/12                                     300,000                  332

CIT Group

     7.125%, 10/15/04                              160,000                  170

     7.75%, 4/2/12                                 360,000                  429

Citigroup

     3.50%, 2/1/08                                 350,000                  360

     5.625%, 8/27/12                               490,000                  546

Clear Channel Communications,
4.625%, 1/15/08                                    565,000                  592

Coca Cola Enterprises, 6.125%, 8/15/11             320,000                  371

Comcast, 5.85%, 1/15/10                            565,000                  621

ConocoPhillips, 5.90%, 10/15/32                    300,000                  330

Consolidated Edison, 4.875%, 2/1/13                215,000                  229

Consumers Energy, 144A, 4.25%, 4/15/08             145,000                  151

Countrywide Home Loans, 5.50%, 2/1/07              260,000                  287

Cox Communications, 7.875%, 8/15/09                300,000                  364

Credit Suisse First Boston USA,
6.50%, 1/15/12                                     420,000                  475

DaimlerChrysler, 7.30%, 1/15/12                    265,000                  312

Devon Financing, 6.875%, 9/30/11                   280,000                  331

Diageo, 3.50%, 11/19/07                            365,000                  379

DPL, 8.25%, 3/1/07                                 155,000                  172

Entergy Gulf States, 144A,
5.20%, 12/3/07                                     325,000                  340

Federal Republic of Germany,
5.00%, 5/20/05 (EUR)                             1,805,000                2,238

First Union, 6.40%, 4/1/08                         150,000                  173

FirstEnergy, 7.375%, 11/15/31                      325,000                  368

France Telecom, VR, 9.25%, 3/1/11                  145,000                  181

Franklin Resources, 3.70%, 4/15/08                 110,000                  113

Fund American Companies, 5.875%, 5/15/13           150,000                  156

GE Capital

     3.50%, 5/1/08                                 410,000                  421

     6.00%, 6/15/12                                740,000                  840

General Motors Acceptance Corp.

     5.85%, 1/14/09                                465,000                  473

     6.125%, 8/28/07                               445,000                  465

Goldman Sachs Group

     4.125%, 1/15/08                       $       435,000      $           458

     6.125%, 2/15/33                               140,000                  153

Government of Canada

     3.50%, 6/1/04 (CAD)                         3,500,000                2,562

     5.25%, 6/1/12 (CAD)                         3,420,000                2,651

Household Finance

     5.75%, 1/30/07                                135,000                  149

     6.375%, 11/27/12                              105,000                  120

IBM, 4.25%, 9/15/09                                390,000                  416

Inco, 7.75%, 5/15/12                               375,000                  453

Inter American Develop Bank,
5.00%, 11/15/06 (AUD)                            4,100,000                2,699

International Lease Finance,
6.375%, 3/15/09                                    650,000                  727

John Deere Capital, 7.00%, 3/15/12                 370,000                  445

Johnson & Johnson, 3.80%, 5/15/13                  300,000                  302

Kellogg, Series B, 6.60%, 4/1/11                   305,000                  360

Kinder Morgan, 6.50%, 9/1/12                       365,000                  421

Lehman Brothers, 4.00%, 1/22/08                    215,000                  225

Lowes, 6.50%, 3/15/29                              280,000                  326

Marsh & McLennan, 3.625%, 2/15/08                  335,000                  349

Masco, 5.875%, 7/15/12                             500,000                  556

McCormick, 6.40%, 2/1/06                           775,000                  849

Monsanto, 4.00%, 5/15/08                           285,000                  296

Morgan Stanley

     3.625%, 4/1/08                                210,000                  217

     6.60%, 4/1/12                                 370,000                  431

Nationwide Financial Services,
5.90%, 7/1/12                                      635,000                  693

News America, 144A, 6.55%, 3/15/33                 365,000                  392

NiSource Finance, 7.625%, 11/15/05                 275,000                  305

Noram Energy, 6.50%, 2/1/08                        128,000                  138

Northern Trust, 4.60%, 2/1/13                      215,000                  225

Occidental Petroleum, 4.25%, 3/15/10               145,000                  151

Oncor Electric Delivery, 7.00%, 9/1/22             165,000                  189

Pemex Project Funding Master Trust

     7.375%, 12/15/14                              320,000                  355

  144A, 7.375%, 12/15/14                           110,000                  121

Pinnacle West Capital, 6.40%, 4/1/06       $       300,000      $           324

Potash Corp./Saskatchewan,
4.875%, 3/1/13                                     300,000                  310

Potomac Electric Power, 3.75%, 2/15/06             285,000                  295

PPL Energy, 6.40%, 11/1/11                         450,000                  506

Principal Mutual Life

  144A, 7.875%, 3/1/24                             250,000                  284

  144A, 8.00%, 3/1/44                              925,000                1,097

Prudential, 3.75%, 5/1/08                          300,000                  309

PSEG Power, 8.625%, 4/15/31                        220,000                  295

Quebec Province, 5.00%, 7/17/09                    415,000                  459

Republic of Chile, 5.50%, 1/15/13                  315,000                  336

Republic of Italy, 2.50%, 3/31/06                  285,000                  291

Rouse, REIT, 8.43%, 4/27/05                        800,000                  876

Sealed Air, 144A, 5.375%, 4/15/08                  215,000                  226

Sempra Energy, 6.00%, 2/1/13                       340,000                  378

Southern Power, 6.25%, 7/15/12                     345,000                  397

Sprint, 6.375%, 5/1/09                             560,000                  590

State Street, 7.65%, 6/15/10                       400,000                  499

TXU Energy, 144A, 7.00%, 3/15/13                   145,000                  162

Unilever, 5.90%, 11/15/32                          340,000                  381

Union Pacific, 6.50%, 4/15/12                      380,000                  445

United Air Lines, ETC, 9.20%, 3/22/08 *            169,007                   37

United Mexican States,
6.375%, 1/16/13                                    390,000                  420

UST, 6.625%, 7/15/12                               470,000                  550

Verizon Florida, 6.125%, 1/15/13                   230,000                  264

Verizon Global Funding

     7.375%, 9/1/12                                120,000                  147

     7.75%, 12/1/30                                200,000                  256

Verizon Virginia, 4.625%, 3/15/13                  210,000                  215

Viacom, 5.625%, 8/15/12                            220,000                  248

Washington Mutual, 5.50%, 1/15/13                  500,000                  547

Wells Fargo Financial, 5.50%, 8/1/12               600,000                  672

WestAmerica Banc, 6.99%, 9/30/03                   250,000                  253

Weyerhaeuser, 5.95%, 11/1/08                       295,000                  329

XL Capital Finance, 6.50%, 1/15/12                 460,000                  526

Total Corporate Bonds (Cost  $46,915)                                    51,641

ASSET-BACKED SECURITIES  1.0%

Capital Auto Receivables Asset Trust

  Series 2002-2, Class CERT,
  4.18%, 10/15/07                          $     1,031,541      $         1,058

Chase Manhattan Auto Owner Trust

  Series 2001-B, Class CTFS,
  3.75%, 5/15/08                                   408,047                  416

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                   1,321,023                1,348

Citibank Credit Card Issuance Trust

  Series 2000-C1, Class C1, 7.45%, 9/15/07         800,000                  877

Harley-Davidson Motorcycle Trust

  Series 2002-1, Class B, 4.36%, 1/15/10           521,495                  539

  Series 2003-1, Class B, 2.39%, 11/15/10          192,734                  195

  Series 2003-2, Class 2B, 144A,
  1.89%, 2/15/11                                   625,000                  625

MBNA Master Credit Card Trust II

  Series 2000-D, Class C, 144A,
  8.40%, 9/15/09                                   850,000                  981

Reliant Energy Transition Bond

  Series 2001-1, Class A4,
  5.63%, 9/15/15                                   775,000                  872

Total Asset-Backed Securities (Cost  $6,582)                              6,911

NON-U.S. Government Mortgage-

Backed Securities  1.6%

Banc of America Commercial Mortgage

  Series 2003-1, Class A2, CMO,
  4.648%, 9/11/36                                  700,000                  736

BankBoston Home Equity Loan Trust

  Series 1998-1, Class A6,
  6.35%, 2/25/13                                 1,276,064                1,340

Chase Funding Mortgage Loan

  Series 2003-3, Class 1M1,
  4.537%, 9/25/32                                  300,000                  300

  Series 2002-1, Class 1A3,
  5.039%, 12/25/23                               1,100,000
                                                                          1,135

  Series 2002-2, Class 1M1,
  5.599%, 9/25/31                                  150,000                  157

DLJ Commercial Mortgage

  Series 1999-CG2, Class A1B, CMO,
  7.30%, 6/10/32                                   150,000                  182

JP Morgan Chase Commercial Mortgage Securities

    CMO, 6.26%, 3/15/33                          1,400,000                1,618

    Series 2001-CIB2, Class A2, CMO

              6.244%, 7/15/33                    1,075,000                1,229

JP Morgan Commercial Mortgage Financial Corp.

  Series 1999-C7, Class A2, CMO,
  6.507%, 10/15/35                                 325,000                  377

  Series 1999-PLS1, Class A2, CMO,
  7.11%, 2/15/32                                   550,000                  654

Mellon Residential Funding
  Series 2001-HEIL, Class A3,
  5.945%, 2/25/11                          $     1,296,761      $         1,309

Residential Funding Mortgage Securities
  Series 1999-S3, Class A1, CMO,
  6.50%, 1/25/29                                    37,771                   38

Salomon Brothers Mortgage Securities VII
  Series 2001-C1,
  Class A2, CMO
  6.226%, 12/18/35                               1,025,000                1,167

Summit Mortgage Trust
  Series 2002, Class A2, CMO
     144A, VR, 6.324%, 6/28/16                     775,000                  796

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $10,377)                                               11,038

U.S. Government Mortgage-
Backed Securities  5.7%

Federal Home Loan Mortgage

     5.00%, 12/1/08                              1,103,810                1,139

     6.00%, 4/1/24 - 11/1/25                        66,494                   70

     6.50%, 10/1 - 12/1/08                          52,157                   55

     7.00%, 10/1/08 - 6/1/32                     2,026,704                2,125

     9.00%, 11/1/04                                  1,302                    1

  ARM, 4.70%, 9/1/32                               606,396                  628

  CMO, 6.50%, 3/15/11                            3,271,000                3,579

Federal National Mortgage Assn.

     4.50%, 1/1/18                               3,000,000                3,074

     6.00%, 10/1/13 - 2/1/33                     1,000,224                1,046

     6.50%, 8/1/08 - 12/1/32                     3,012,087                3,152

     7.00%, 2/1/30 - 4/1/32                        796,450                  839

     8.00%, 5/1/07 - 6/1/10                         17,330                   19

     8.50%, 8/1/06 - 11/1/21                         8,644                    9

  CMO

     5.50%, 7/25 - 11/25/28                      2,425,000                1,936

  Interest Only

     5.50%, 12/1/32 +                              527,162                   76

     6.50%, 2/1/32 +                               748,388                   74

  TBA

     5.00%, 1/1/18                               1,625,000                1,677

     5.50%, 1/1/33                               4,726,000                4,899

     6.00%, 1/1/33                               4,065,000                4,219

     7.25%, 5/25/20                                878,138                  936

     8.00%, 2/25/07                        $         3,157      $             3

Government National Mortgage Assn.

     4.50%, 5/15/18                              1,650,000                1,706

     6.00%, 5/15/17 - 3/20/33                      178,471                  187

     6.50%, 1/15/26 - 2/15/29                    1,057,986                1,113

     7.00%, 3/15/13 - 9/20/27                      889,639                  951

     7.50%, 2/15/16 - 1/15/30                      385,862                  413

     8.00%, 3/15/22 - 10/20/25                     202,811                  221

  TBA

     4.50%, 1/1/18                               1,125,000                1,163

     6.00%, 1/1/33                               4,450,000                4,629

     6.00%, 1/1/33                                 231,000                  241

Total U.S. Government Mortgage-Backed
Securities (Cost  $39,697)                                               40,180

U.S. Government Obligations/
Agencies  8.2%

Federal Home Loan Bank, 5.75%, 5/15/12           1,500,000                1,746

Federal Home Loan Mortgage

     4.625%, 2/15/07 (EUR)                       5,870,000                7,363

     5.75%, 1/15/12 (misc. symbol)               1,149,000                1,338

     6.25%, 7/15/32                                367,000                  450

     6.75%, 3/15/31                                350,000                  453

Federal National Mortgage Assn.

     6.00%, 5/15/11 (misc. symbol)               1,685,000                1,989

     7.125%, 1/15/30                             1,270,000                1,703

Resolution Funding, 8.125%, 10/15/19               210,000                  303

U.S. Treasury Bonds

     5.375%, 2/15/31 (misc. symbol)                505,000                  586

     6.00%, 2/15/26 (misc. symbol)                 115,000                  141

     6.125%, 11/15/27                            4,000,000                4,994

     6.25%, 8/15/23 - 5/15/30
     (misc. symbol)                              2,430,000                3,090

     6.375%, 8/15/27 (misc. symbol)                965,000                1,239

     7.50%, 11/15/16 (misc. symbol)              2,705,000                3,735

U.S. Treasury Inflation-Indexed Notes,
3.00%, 7/15/12 (misc. symbol)                    1,741,259                1,933

U.S. Treasury Notes

     3.25%, 8/15/07 (misc. symbol)                 500,000                  525

     3.50%, 11/15/06 (misc. symbol)             11,535,000               12,205

     3.875%, 2/15/13 (misc. symbol)              1,345,000                1,405

     4.25%, 11/15/03                             2,500,000                2,536

     5.00%, 8/15/11 (misc. symbol)**       $     1,345,000      $         1,527

     5.875%, 11/15/04 (misc. symbol)             3,080,000                3,287

     6.50%, 8/15/05 (misc. symbol)**             4,250,000                4,726

Total U.S. Government Obligations/Agencies
(Cost  $51,319)                                                          57,274

DOMESTIC BOND MUTUAL FUNDS  6.6%

T. Rowe Price Institutional
High Yield Fund, 8.01% p!                        4,424,598               46,325

Total Domestic Bond Mutual Funds
(Cost  $46,414)                                                          46,325

SHORT-TERM INVESTMENTS  6.7%

Money Market Fund  6.7%

T. Rowe Price Reserve Investment Fund, 1.28 #   47,435,859               47,436

Total Short-Term Investments (Cost  $47,436)                             47,436

SECURITIES LENDING COLLATERAL 12.4%

Money Market Pooled Account 3.5%

Investment in money market
pooled account managed by
JPMorgan Chase Bank, London                     24,378,311               24,378

Money Market Trust 8.9%

State Street Bank and Trust
Company of New Hampshire, N.A.
Securities Lending Quality Trust units          62,369,257               62,369

Total Securities Lending Collateral
(Cost $86,747)                                                           86,747



Total Investments in Securities

115.2% of Net Assets (Cost $761,315)                                   $808,420


Forward Currency Exchange Contracts

In thousands

                                                        Unrealized
Counterparty     Settlement  Receive      Deliver       Gain (Loss)
-------------    ----------  ----------   -----------   -----------

Morgan Stanley   7/2/03      USD    804   AUD   1,245     $(5)

Morgan Stanley   6/30/03     USD  1,573   CAD   2,170      (7)

Morgan Stanley   7/2/03      USD  2,849   EUR   2,410      17

Net unrealized gain (loss) on open forward
currency exchange contracts                                                   5

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Futures Contracts

                                             Contract       Unrealized
                            Expiration       Value          Gain (Loss)
                            ----------       ------------   ------------
                                                    In thousands
Short, 90 five year U.S.
Treasury Notes contracts,
$72,000 of U.S. Treasury
Notes pledged as initial
margin                        9/03           $(10,412)            $(27)

Short, 75 ten year U.S.
Treasury Notes contracts,
$89,000 of U.S. Treasury
Notes pledged as initial
margin                        9/03             (8,883)              (2)

Short, 2 U.S. Treasury Bond
contracts, $4,000 of U.S.
Treasury Notes pledged as
initial margin                6/03               (241)             (14)

Net payments (receipts) of
variation margin to date                                            48

Variation margin receivable (payable)
on open futures contracts                                                     5

Other Assets Less Liabilities                                          (106,628)

NET ASSETS                                                             $701,802
                                                                       --------

#    Seven-day yield

*    Non-income producing

+ Interest Only security for which the fund receives interest on notional principal (par)

(misc. symbol) All or a portion of this security is on loan at May 31, 2003-See
     Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2003

!    Affiliated company-See Note 2.

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $6,538,000 and represents 0.9% of net assets

ADR  American Depository Receipts

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

ETC  Equipment Trust Certificate

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

JPY  Japanese yen

MXN  Mexican peso

NOK  Norwegian krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish krona

SGD  Singapore dollar

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

  Affiliated companies (cost $46,414)                      $   46,325

  Other companies (cost $ 714,901)                            762,095


Total investments in securities                               808,420

Other assets                                                    8,634

Total assets                                                  817,054

Liabilities

Obligation to return securities lending collateral             86,747

Other liabilities                                              28,505

Total liabilities                                             115,252

NET ASSETS                                                 $  701,802
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $    3,176

Undistributed net realized gain (loss)                        (43,952)

Net unrealized gain (loss)                                     47,115

Paid-in-capital applicable to 47,611,705 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized            695,463

NET ASSETS                                                 $  701,802

NET ASSET VALUE PER SHARE                                  $    14.74

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/03

Investment Income (Loss)

Income

  Interest                                                 $   12,584

  Dividend                                                      8,031

  Income distributions from mutual funds                          654

  Securities lending                                              201

  Total income                                                 21,470

Expenses

  Investment management                                         3,071

  Shareholder servicing                                         2,637

  Custody and accounting                                          255

  Prospectus and shareholder reports                               78

  Registration                                                     30

  Legal and audit                                                  13

  Directors                                                         8

  Miscellaneous                                                     6

  Total expenses                                                6,098

  Expenses paid indirectly                                        (28)

  Net expenses                                                  6,070

Net investment income (loss)                                   15,400

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (25,570)

  Futures                                                      (2,295)

  Foreign currency transactions                                   (41)

  Net realized gain (loss)                                    (27,906)

Change in net unrealized gain (loss)

  Securities                                                   12,000

  Futures                                                         196

  Other assets and liabilities
  denominated in foreign currencies                                43

  Change in net unrealized gain (loss)                         12,239

Net realized and unrealized gain (loss)                       (15,667)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $(267)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        15,400      $        16,809

  Net realized gain (loss)                         (27,906)             (13,102)

  Change in net unrealized gain (loss)              12,239              (12,507)

  Increase (decrease) in net
  assets from operations                              (267)              (8,800)

Distributions to shareholders

  Net investment income                            (15,865)             (16,933)

  Net realized gain                                   --                   (434)

  Decrease in net assets from distributions        (15,865)             (17,367)

Capital share transactions *

  Shares sold                                      200,092              173,197

  Distributions reinvested                          15,791               17,291

  Shares redeemed                                 (191,548)            (142,051)

  Increase (decrease) in net assets from capital
  share transactions                                24,335               48,437

Net Assets

Increase (decrease) during period                    8,203               22,270

Beginning of period                                693,599              671,329

End of period                              $       701,802      $       693,599
                                           ---------------      ---------------

*Share information

  Shares sold                                       14,666               11,478

  Distributions reinvested                           1,160                1,166

  Shares redeemed                                  (14,119)              (9,424)

  Increase (decrease) in shares outstanding          1,707                3,220

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                      May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $28,000 and $0, respectively, for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Other asset and Other liabilities, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2003, the value of loaned securities was $88,692,000; aggregate collateral consisted of $86,747,000 in the money market pooled account and government securities valued at $4,351,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2003, the value of affiliated companies totaled $46,325,000, representing

6.6% of the value of the fund's investments in securities. For the year then ended, $107,000 (1.3%) of dividend income reflected in the accompanying financial statements resulted from transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $289,445,000 and $240,210,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $266,457,000 and $301,630,000, respectively, for the year ended May 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $15,865,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $93,121,000

Unrealized depreciation                                    (64,522,000)

Net unrealized appreciation/depreciation                    28,599,000

Undistributed ordinary income                                3,532,000

Capital loss carryforwards                                 (25,792,000)

Paid-in capital                                            695,463,000

Net assets                                                $701,802,000

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $16,472,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered futures and forward currency exchange contract transactions; accordingly, $1,690,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2003, the fund had $2,633,000 of capital loss carryforwards that expire in 2010, and $23,159,000 that expire in 2011.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $  158,000
Undistributed net realized gain                              (158,000)

At May 31, 2003, the cost of investments for federal income tax purposes was $779,831,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $236,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.90%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.90%. Pursuant to this agreement, $569,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $569,000 remain subject to reimbursement by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,301,000 for the year ended May 31, 2003, of which $212,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $547,000.

The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 20, 2003, the fund purchased 4,424,598 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $46,414,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $2,375,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At May 31, 2003, the fund held approximately 7.9% of High Yield Fund's outstanding shares and, during the year then ended, the fund received distributions from High Yield Fund in the amount of $107,000.

The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $6,000 during the year ended May 31, 2003.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------


To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $4,448,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

For taxable non-corporate shareholders, $3,882,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.



Independent Directors

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1994                            estate developers; Director, Mercantile Bank
                                (4/03 to present)

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001

David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2001                            Rim Mining Corp. (2/02 to present); Chairman and
                                President, Nye Corp.

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
1994                            engineers

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp.,Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1994                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership,providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors


Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

James A.C. Kennedy              Director and Vice President, T. Rowe Price and
(8/15/53)                       T. Rowe Price Group, Inc.
1997
[37]

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
1994                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Personal Strategy Funds

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
1997                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price
                                Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)    Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,       Group, Inc., and T. Rowe Price Trust Company
Personal Strategy Funds

Stephen V. Booth (6/21/61)      Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., and T. Rowe Price Trust Company
Personal Strategy Funds

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price, T. Rowe Price
Treasurer,                      Group, Inc., and T. Rowe Price Investment
Personal Strategy Funds         Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)
--------------------------------------------------------------------------------

Roger L. Fiery III (2/10/59)    Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., T. Rowe Price International, Inc.,
Personal Strategy Funds         and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)     Director and Vice President, T. Rowe Price
Vice President,                 Group, Inc., T. Rowe Price Investment Services,
Personal Strategy Funds         Inc., T. Rowe Price Services, Inc., and T. Rowe
                                Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.

John H. Laporte (7/26/45)       Vice President, T. Rowe Price; Director and Vice
Vice President,                 President, T. Rowe Price Group, Inc.
Personal Strategy Funds

Patricia B. Lippert (1/12/53)   Assistant Vice President, T. Rowe Price and
Secretary,                      T. Rowe Price Investment Services, Inc.
Personal Strategy Funds

M. Christine Munoz (12/2/62)    Vice President, T. Rowe Price
Vice President,
Personal Strategy Funds

Edmund M. Notzon III (10/1/45)  Vice President, T. Rowe Price, T. Rowe Price
President,                      Group, Inc., T. Rowe Price Investment Services,
Personal Strategy Funds         Inc., and T. Rowe Price Trust Company

Larry J. Puglia, CFA (8/25/60)  Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,       Group, Inc.
Personal Strategy Funds

William T. Reynolds (5/26/48)   Director and Vice President, T. Rowe Price and
Vice President,                 T. Rowe Price Group, Inc.; Director, T. Rowe
Personal Strategy Funds         Price Global Asset Management Limited

Brian C. Rogers (6/27/55)       Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Trust Company; Director and Vice President,
Personal Strategy Funds         T. Rowe Price Group, Inc.

Charles M. Shriver (8/11/67)    Assistant Vice President, T. Rowe Price
Assistant Vice President,
Personal Strategy Funds

Mark J. Vaselkiv (7/22/58)      Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
Personal Strategy Funds

Julie L. Waples (5/12/70)       Vice President, T. Rowe Price
Vice President,
Personal Strategy Funds

Richard T. Whitney (5/7/58)     Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., T. Rowe Price Trust Company, and
Personal Strategy Funds         T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003